Wireless Device Payment Plans - Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 17,770	$ 11,797
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,591	11,089
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	975	557
Past due	$ 204	$ 151